Derivative Financial Instruments - Hedging Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Instruments in net investment hedges
Derivative Financial Instruments
Notional amount	$ 6,800	$ 7,200
Average remaining maturity	1 month 6 days	3 months 18 days
Interest rate swaps
Derivative Financial Instruments
Notional amount	$ 425	$ 2,975
Amount of terminated derivative			$ 1,300
Interest rate swaps | Derivative instruments in fair value hedges
Derivative Financial Instruments
Notional amount	$ 400	$ 3,000
Average remaining maturity	1 year 2 months 12 days	1 year 2 months 12 days
Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount	$ 6,800	$ 6,800
Foreign exchange contracts | Not designated as hedging instruments - economic hedges | Maximum
Derivative Financial Instruments
Term of contract	1 year
Foreign exchange contracts | Instruments in net investment hedges
Derivative Financial Instruments
Notional amount	$ 14,100	16,400
Foreign exchange forward contracts | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	3 years
Notional amount	$ 7,200	$ 8,000
Average remaining maturity	7 months 6 days	8 months 12 days
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 315	$ (192)
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 236
Cross-currency swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	6 years
Notional amount	$ 2,000	1,500
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	(174)	$ (236)
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (15)
Forward-starting interest rate swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Number of derivative instruments outstanding	0	0
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ (157)	$ (174)
Gains (losses) expected to be reclassified to net income within the next 12 months	(18)
Equity contracts hedging employee compensation obligations | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount	$ 1,400	$ 1,300